Tax on Profit on Ordinary Activities - Current Tax (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of income tax [Abstract]
Current tax	£ 8,047	£ 4,826